Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial
			Average		Fixed $100
			Summary	Average	Investment
	Summary		Compensation	Compensation	Based on:
	Compensation	Compensation	Table Total for	Actually Paid	Total	Peer Group
	Table Total for	Actually Paid	Non-PEO	to Non-PEO	Shareholder	Shareholder	Net	Adjusted
	PEO	to PEO	NEOs	NEOs	Return	Return	Income	EBITDA
Year	($)	($)(1)	($)	($)(1)	($)(2)	($)(3)	($)(4)	($)(5)
2024	3,042,662	245,518	1,342,089	1,023,408	35.28	178.14	(88,437)	6,875
2023	4,724,110	2,973,299	443,435	208,285	52.81	146.81	(15,788)	1,214
2022	8,314,008	(17,349,302)	1,662,173	(3,273,967)	59.15	112.11	(69,780)	62,959
2021	7,721,987	16,860,440	2,016,345	9,081,793	206.49	155.34	26,093	61,503
2020	5,167,252	6,158,606	1,755,471	2,503,523	114.31	130.70	5,545	22,389
(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for each respective fiscal year. Amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable year. Each of Mr. Walbrecht’s and Mr. Kuehne’s employment with the Company were terminated on March 31, 2023 and August 31, 2023, respectively.

Year	PEO	Non-PEO NEOs
2024	Warren B. Kanders	Michael J. Yates
2023	Warren B. Kanders	John C. Walbrecht, Aaron J. Kuehne, and Michael J. Yates
2022	Warren B. Kanders	John C. Walbrecht, Aaron J. Kuehne, and Michael J. Yates
2021	Warren B. Kanders	John C. Walbrecht and Aaron J. Kuehne
2020	Warren B. Kanders	John C. Walbrecht and Aaron J. Kuehne

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

		Starting					Adjusted
		Amount:	Deducted:	Added:	Added:	Added	Amount:
						The change
					The change	(positive or
					(positive or	negative) as of
					negative) as of	the vesting date
					the end of the	(from the end
				The fair value	covered fiscal	of the prior
				as of the end of	year (from the	fiscal year) in
				the covered	end of the prior	fair value of
				fiscal year of all	fiscal year) in	any stock
				stock awards	fair value of any	awards granted
			The grant date	granted during	stock awards	in any prior
			fair value of all	the covered	granted in any	fiscal year for
			stock awards	fiscal year	prior fiscal	which all vesting
			granted in the	that were	year that are	conditions were
			applicable year,	outstanding and	outstanding and	satisfied at the
			as reported in	unvested as of	unvested as of	end of or
	Named	Summary	the Summary	the end of the	the end of the	during the	Compensation
	Executive	Compensation	Compensation	covered	covered	covered	Actually
Year	Officers	Table Total	Table	fiscal year	fiscal year	fiscal year	Paid
2024	PEO	3,042,662	1,532,250	737,900	(1,919,962)	(82,832)	245,518
	Non-PEO NEOs	1,342,089	699,111	385,550	—	(5,120)	1,023,408
2023	PEO	4,724,110	4,045,819	2,509,095	(379,217)	165,131	2,973,299
	Non-PEO NEOs	443,435	—	—	(290,994)	55,845	208,285
2022	PEO	8,314,008	7,686,720	1,532,741	(15,549,564)	(3,959,767)	(17,349,302)
	Non-PEO NEOs	1,662,173	1,128,981	210,784	(2,634,635)	(1,383,308)	(3,273,967)
2021	PEO	7,721,987	7,230,085	9,656,730	4,306,153	2,405,655	16,860,440
	Non-PEO NEOs	2,016,345	1,176,020	3,040,100	3,438,208	1,763,161	9,081,793
2020	PEO	5,167,252	4,750,626	1,608,634	830,665	3,302,681	6,158,606
	Non-PEO NEOs	1,755,471	1,144,187	1,565,179	213,150	113,910	2,503,523
(2)	Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(3)	Represents the peer group Total Shareholder Return of the companies included in the NASDAQ Global Select Market Composite and the Russell 2000 Index.
(4)	Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year. On February 29, 2024, the Company completed the sale of the Company’s Precision Sport segment. The activities of the Precision Sport segment have been segregated and reported as discontinued operations for the years ended December 31, 2023 and December 31, 2024, and as a result are excluded from net income for the 2023 and 2024 fiscal years, respectively.
(5)	Adjusted EBITDA is a non-GAAP measure. We define “EBITDA” as earnings before interest, taxes, other income or expense, depreciation and amortization. We define “Adjusted EBITDA” as EBITDA further adjusted for the impact of certain noncash and other items that we do not consider in our evaluation of ongoing operating performance. These items include, among other things, transaction costs, contingent consideration, inventory fair value of purchase accounting, impairment of goodwill and indefinite-lived intangible assets, stock-based compensation, and other one-time items. For a reconciliation of Adjusted EBITDA to net income, the most directly comparable GAAP financial measure, see our press release announcing the Company’s results for the fourth quarter and year ended December 31, 2024, attached as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on March 6, 2025. We selected Adjusted EBITDA as the Company-selected measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. In particular, Adjusted EBITDA is utilized by the Compensation Committee and the Board of Directors as part of their evaluation and consideration to award annual performance-based compensation to our NEOs. On February 29, 2024, the Company completed the sale of the Company’s Precision Sport segment. The activities of the Precision Sport segment have been segregated and reported as discontinued operations for the years ended December 31, 2023, and December 31, 2024, and as a result are excluded from Adjusted EBITDA for the 2023 and 2024 fiscal years, respectively.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for each respective fiscal year. Amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable year. Each of Mr. Walbrecht’s and Mr. Kuehne’s employment with the Company were terminated on March 31, 2023 and August 31, 2023, respectively.

Year	PEO	Non-PEO NEOs
2024	Warren B. Kanders	Michael J. Yates
2023	Warren B. Kanders	John C. Walbrecht, Aaron J. Kuehne, and Michael J. Yates
2022	Warren B. Kanders	John C. Walbrecht, Aaron J. Kuehne, and Michael J. Yates
2021	Warren B. Kanders	John C. Walbrecht and Aaron J. Kuehne
2020	Warren B. Kanders	John C. Walbrecht and Aaron J. Kuehne

Peer Group Issuers, Footnote
(3)	Represents the peer group Total Shareholder Return of the companies included in the NASDAQ Global Select Market Composite and the Russell 2000 Index.

PEO Total Compensation Amount	$ 3,042,662	$ 4,724,110	$ 8,314,008	$ 7,721,987	$ 5,167,252
PEO Actually Paid Compensation Amount	$ 245,518	2,973,299	(17,349,302)	16,860,440	6,158,606
Adjustment To PEO Compensation, Footnote
(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for each respective fiscal year. Amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable year. Each of Mr. Walbrecht’s and Mr. Kuehne’s employment with the Company were terminated on March 31, 2023 and August 31, 2023, respectively.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

		Starting					Adjusted
		Amount:	Deducted:	Added:	Added:	Added	Amount:
						The change
					The change	(positive or
					(positive or	negative) as of
					negative) as of	the vesting date
					the end of the	(from the end
				The fair value	covered fiscal	of the prior
				as of the end of	year (from the	fiscal year) in
				the covered	end of the prior	fair value of
				fiscal year of all	fiscal year) in	any stock
				stock awards	fair value of any	awards granted
			The grant date	granted during	stock awards	in any prior
			fair value of all	the covered	granted in any	fiscal year for
			stock awards	fiscal year	prior fiscal	which all vesting
			granted in the	that were	year that are	conditions were
			applicable year,	outstanding and	outstanding and	satisfied at the
			as reported in	unvested as of	unvested as of	end of or
	Named	Summary	the Summary	the end of the	the end of the	during the	Compensation
	Executive	Compensation	Compensation	covered	covered	covered	Actually
Year	Officers	Table Total	Table	fiscal year	fiscal year	fiscal year	Paid
2024	PEO	3,042,662	1,532,250	737,900	(1,919,962)	(82,832)	245,518
	Non-PEO NEOs	1,342,089	699,111	385,550	—	(5,120)	1,023,408
2023	PEO	4,724,110	4,045,819	2,509,095	(379,217)	165,131	2,973,299
	Non-PEO NEOs	443,435	—	—	(290,994)	55,845	208,285
2022	PEO	8,314,008	7,686,720	1,532,741	(15,549,564)	(3,959,767)	(17,349,302)
	Non-PEO NEOs	1,662,173	1,128,981	210,784	(2,634,635)	(1,383,308)	(3,273,967)
2021	PEO	7,721,987	7,230,085	9,656,730	4,306,153	2,405,655	16,860,440
	Non-PEO NEOs	2,016,345	1,176,020	3,040,100	3,438,208	1,763,161	9,081,793
2020	PEO	5,167,252	4,750,626	1,608,634	830,665	3,302,681	6,158,606
	Non-PEO NEOs	1,755,471	1,144,187	1,565,179	213,150	113,910	2,503,523

Non-PEO NEO Average Total Compensation Amount	$ 1,342,089	443,435	1,662,173	2,016,345	1,755,471
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,023,408	208,285	(3,273,967)	9,081,793	2,503,523
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as computed in accordance with Item 402(v) of Regulation S-K, which includes the individuals indicated in the table below for each respective fiscal year. Amounts do not reflect the actual amount of compensation earned by or paid to the PEO or other NEOs during the applicable year. Each of Mr. Walbrecht’s and Mr. Kuehne’s employment with the Company were terminated on March 31, 2023 and August 31, 2023, respectively.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

		Starting					Adjusted
		Amount:	Deducted:	Added:	Added:	Added	Amount:
						The change
					The change	(positive or
					(positive or	negative) as of
					negative) as of	the vesting date
					the end of the	(from the end
				The fair value	covered fiscal	of the prior
				as of the end of	year (from the	fiscal year) in
				the covered	end of the prior	fair value of
				fiscal year of all	fiscal year) in	any stock
				stock awards	fair value of any	awards granted
			The grant date	granted during	stock awards	in any prior
			fair value of all	the covered	granted in any	fiscal year for
			stock awards	fiscal year	prior fiscal	which all vesting
			granted in the	that were	year that are	conditions were
			applicable year,	outstanding and	outstanding and	satisfied at the
			as reported in	unvested as of	unvested as of	end of or
	Named	Summary	the Summary	the end of the	the end of the	during the	Compensation
	Executive	Compensation	Compensation	covered	covered	covered	Actually
Year	Officers	Table Total	Table	fiscal year	fiscal year	fiscal year	Paid
2024	PEO	3,042,662	1,532,250	737,900	(1,919,962)	(82,832)	245,518
	Non-PEO NEOs	1,342,089	699,111	385,550	—	(5,120)	1,023,408
2023	PEO	4,724,110	4,045,819	2,509,095	(379,217)	165,131	2,973,299
	Non-PEO NEOs	443,435	—	—	(290,994)	55,845	208,285
2022	PEO	8,314,008	7,686,720	1,532,741	(15,549,564)	(3,959,767)	(17,349,302)
	Non-PEO NEOs	1,662,173	1,128,981	210,784	(2,634,635)	(1,383,308)	(3,273,967)
2021	PEO	7,721,987	7,230,085	9,656,730	4,306,153	2,405,655	16,860,440
	Non-PEO NEOs	2,016,345	1,176,020	3,040,100	3,438,208	1,763,161	9,081,793
2020	PEO	5,167,252	4,750,626	1,608,634	830,665	3,302,681	6,158,606
	Non-PEO NEOs	1,755,471	1,144,187	1,565,179	213,150	113,910	2,503,523

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The three items listed below represent the most important performance metrics we used to determine Compensation Actually Paid. We believe Adjusted EBITDA represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024.

●	Adjusted EBITDA
●	Total Shareholder Return (TSR)
●	Net Income

Total Shareholder Return Amount	$ 35.28	52.81	59.15	206.49	114.31
Peer Group Total Shareholder Return Amount	178.14	146.81	112.11	155.34	130.7
Net Income (Loss)	$ (88,437)	$ (15,788)	$ (69,780)	$ 26,093	$ 5,545
Company Selected Measure Amount	6,875	1,214	62,959	61,503	22,389
PEO Name	Warren B. Kanders
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)	Adjusted EBITDA is a non-GAAP measure. We define “EBITDA” as earnings before interest, taxes, other income or expense, depreciation and amortization. We define “Adjusted EBITDA” as EBITDA further adjusted for the impact of certain noncash and other items that we do not consider in our evaluation of ongoing operating performance. These items include, among other things, transaction costs, contingent consideration, inventory fair value of purchase accounting, impairment of goodwill and indefinite-lived intangible assets, stock-based compensation, and other one-time items. For a reconciliation of Adjusted EBITDA to net income, the most directly comparable GAAP financial measure, see our press release announcing the Company’s results for the fourth quarter and year ended December 31, 2024, attached as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on March 6, 2025. We selected Adjusted EBITDA as the Company-selected measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. In particular, Adjusted EBITDA is utilized by the Compensation Committee and the Board of Directors as part of their evaluation and consideration to award annual performance-based compensation to our NEOs. On February 29, 2024, the Company completed the sale of the Company’s Precision Sport segment. The activities of the Precision Sport segment have been segregated and reported as discontinued operations for the years ended December 31, 2023, and December 31, 2024, and as a result are excluded from Adjusted EBITDA for the 2023 and 2024 fiscal years, respectively.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,532,250)	$ (4,045,819)	$ (7,686,720)	$ (7,230,085)	$ (4,750,626)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	737,900	2,509,095	1,532,741	9,656,730	1,608,634
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,919,962)	(379,217)	(15,549,564)	4,306,153	830,665
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,832)	165,131	(3,959,767)	2,405,655	3,302,681
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(699,111)		(1,128,981)	(1,176,020)	(1,144,187)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	385,550		210,784	3,040,100	1,565,179
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(290,994)	(2,634,635)	3,438,208	213,150
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,120)	$ 55,845	$ (1,383,308)	$ 1,763,161	$ 113,910